Recent Accounting Pronouncements and Changes to Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Recent Accounting Pronouncements and Changes to Accounting Policies	Recent Accounting Pronouncements and Changes to Accounting Policies
a) Accounting policy change
Effective January 1, 2021, the Company revised its accounting policy to present the consolidated statement of cash flows using the indirect method, a change from the direct method previously applied. The indirect method provides more relevant information on items not affecting cash, a reconciliation of net income from continuing operations to net cash flows from operating activities, and improves comparability. The change in accounting policy was adopted retrospectively, therefore the comparative period was presented using the indirect method. No adjustments were required for the comparative period presented for cash flows arising from operating, investing, and financing activities. A presentation of the direct method for 2021 and 2020 is included in note 33.

b) Recent adoptions
The following amendments and interpretations have been adopted by the Company. The adoption of these amendments did not have a material impact on the Company's consolidated financial statements.

•In August 2020, the IASB issued Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16), with an effective date of January 1, 2021. Phase 2 amendments provide relief for "replacement issues" that may arise during the reform, such as changes to contractual cash flows for financial instruments or hedging relationships resulting from the transition to an alternative benchmark rate.

•In April 2021, the IFRS Interpretations Committee (IFRIC) issued an agenda decision on the treatment of configuration and customization costs associated with cloud computing arrangements where the underlying software is not recognized as an intangible asset. The decision concluded that these costs may be capitalized as a separate intangible asset if they meet both the definition of an intangible asset and the recognition criteria in IAS 38 Intangible Assets. When these costs do not qualify for separate recognition as an intangible asset and are not distinct from the software, these costs are expensed over the term of the software contract as access is provided.
•In April 2021, the IFRIC issued an agenda decision related to defined benefit pension plans which provided guidance on the periods of service that an entity attributes benefit to.

c) Future adoptions
Listed below are the standards, amendments, and interpretations that the Company reasonably expects to be applicable at a future date and intends to adopt when they become effective. The Company is currently considering the impact of adopting these standards, amendments, and interpretations on its consolidated financial statements and cannot reasonably estimate the effect at this time.
•In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1). The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity. The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. In July 2020, the effective date was deferred to January 1, 2023.
•In May 2020, the IASB issued Onerous Contracts-Cost of Fulfilling a Contract (Amendments to IAS 37). The amendments clarify which costs to include in assessing whether a contract is onerous. The amendments are effective January 1, 2022, with earlier application permitted.

•In February 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8). The amendments define accounting estimates and clarify the distinction between changes in accounting estimates and changes in accounting policies. The amendments are effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted.

•In February 2021, the IASB issued Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS
Practice Statement 2). The amendments provide guidance to help entities disclose their material (previously
"significant") accounting policies. The amendments are effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted.

•In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction
(Amendments to IAS 12). The amendments narrow the scope of the recognition exemption so that companies would be required to recognize deferred tax for transactions that give rise to equal amounts of taxable and deductible temporary differences, such as leases. The amendments are effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted, applied retrospectively.